Defiance Next Gen SPAC Derived ETF
Schedule of Investments
March 31, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 60.9%
	Communication Services - 2.9%
4,250	AdTheorent Holding Company, Inc. (a)	$41,820
4,183	Advantage Solutions, Inc. (a)	26,687
1,590	Anghami, Inc. (a)	13,944
3,745	AST SpaceMobile, Inc. (a)	37,375
5,241	BuzzFeed, Inc. (a)	27,568
5,038	CuriosityStream, Inc. (a)	14,610
5,040	Genius Sports, Ltd. (a)	23,184
3,777	Innovid Corporation (a)	22,813
3,759	KORE Group Holdings, Inc. (a)	22,554
2,397	Leafly Holdings, Inc. (a)	19,847
3,627	Nextdoor Holdings, Inc. (a)	21,726
2,873	Nexters, Inc. (a)(b)(d)	29
4,722	Playstudios, Inc. (a)	22,902
2,859	PropertyGuru Group, Ltd. (a)	19,727
3,607	Redbox Entertainment, Inc. (a)	8,512
3,108	Reservoir Media, Inc. (a)	30,552
12,898	Skillz, Inc. (a)	38,694
5,256	Starry Group Holdings, Inc. - Class A (a)	43,416
6,449	System1, Inc. (a)	93,575
6,873	Taboola.com, Ltd. (a)	35,465
4,621	Wejo Group, Ltd. (a)	18,669
		583,669
	Consumer Discretionary - 13.7%
3,449	Accel Entertainment, Inc. (a)	42,009
6,957	Allego NV (a)	105,190
3,690	Arko Corporation	33,579
10,641	Arrival SA (a)	39,691
5,683	BARK, Inc. (a)	21,027
11,920	Beachbody Company, Inc. (a)	27,058
927	Betterware de Mexico SAB de CV	15,787
2,425	Bowlero Corporation (a)	25,826
2,917	Boxed, Inc. (a)	29,608
5,170	Canoo, Inc. (a)	28,538
10,860	CarLotz, Inc. (a)	14,878
4,699	Cazoo Group, Ltd. (a)	12,969
16,993	DraftKings, Inc. - Class A (a)	330,854
3,587	Electric Last Mile Solutions, Inc. (a)	5,129
6,226	Enjoy Technology, Inc. (a)	23,659
12,189	Ermenegildo Zegna Holditalia SpA (a)	128,594
3,159	EVgo, Inc. (a)	40,625
5,804	Faraday Future Intelligent Electric, Inc. (a)	28,962
8,368	Fisker, Inc. (a)	107,947
2,649	Golden Nugget Online Gaming, Inc. (a)	18,834
17,454	Hall of Fame Resort & Entertainment Company (a)	19,374
1,696	Holley, Inc. (a)	23,591
2,508	Inspirato, Inc. (a)	24,930
7,240	Lordstown Motors Corporation - Class A (a)	24,688
4,557	Lottery.com, Inc. (a)	14,309
28,160	Lucid Group, Inc. (a)	715,264
11,146	Luminar Technologies, Inc. (a)	174,212
4,557	Nerdy, Inc. (a)	23,195
1,323	PLBY Group, Inc. (a)	17,318
3,930	Porch Group, Inc. (a)	27,294
11,112	QuantumScape Corporation (a)	222,129
4,621	REE Automotive, Ltd. - Class A (a)	8,780
4,805	Rover Group, Inc. (a)	27,725
2,690	Rush Street Interactive, Inc. (a)	19,556
9,490	Shift Technologies, Inc. (a)	20,878
7,497	Signa Sports United NV (a)	59,976
5,826	Solid Power, Inc. (a)	50,512
14,191	Sonder Holdings, Inc. (a)	67,407
5,689	Super Group SGHC, Ltd. (a)	60,929
3,169	Vacasa, Inc. - Class A (a)	26,208
4,017	Vivid Seats, Inc. - Class A	44,428
3,064	Vivint Smart Home, Inc. (a)	20,713
5,101	Volta, Inc. (a)	15,558
9,630	XL Fleet Corporation (a)	19,164
		2,808,902
	Consumer Staples - 1.9%
5,538	AppHarvest, Inc. (a)	29,767
5,310	Beauty Health Company - Class A (a)	89,633
7,110	Benson Hill, Inc. (a)	22,965
4,356	BRC, Inc. - Class A (a)	90,910
4,056	Local Bounti Corporation (a)	34,435
2,510	Tattooed Chef, Inc. (a)	31,576
3,054	Utz Brands, Inc.	45,138
2,305	Vintage Wine Estates, Inc. (a)	22,750
2,095	Whole Earth Brands, Inc. (a)	15,000
		382,174
	Energy - 0.3%
2,750	Archaea Energy, Inc. (a)	60,307
	Financials - 4.9%
4,815	Bakkt Holdings, Inc. (a)	29,660
15,216	Blue Owl Capital, Inc.	192,939
6,654	Broadmark Realty Capital, Inc.	57,557
5,064	Finance Of America Companies, Inc. - Class A (a)	15,395
5,256	Forge Global Holdings, Inc. (a)	178,073
2,170	GCM Grosvenor, Inc. - Class A	21,071
1,370	Hagerty, Inc. - Class A (a)	14,782
14,438	Hippo Holdings, Inc. (a)	28,732
2,506	International General Insurance Holdings, Ltd.	19,346
8,537	Katapult Holdings, Inc. (a)	20,318
3,359	MarketWise, Inc. (a)	15,855
13,120	MetroMile, Inc. (a)	17,318
7,757	Moneylion, Inc. (a)	19,470
4,150	OppFi, Inc. (a)	14,235
1,959	Perella Weinberg Partners	18,513
29,529	SoFi Technologies, Inc. (a)	279,049
7,461	Sunlight Financial Holdings, Inc. (a)	37,603
4,947	UWM Holdings Corporation	22,410
		1,002,326
	Health Care - 8.3%
5,371	23andMe Holding Company - Class A (a)	20,571
3,955	AdaptHealth Corporation (a)	63,399
1,442	AirSculpt Technologies, Inc. (a)	19,727
3,444	Alpha Tau Medical, Ltd. (a)	40,639
6,226	ATI Physical Therapy, Inc. - Class A (a)	11,705
6,394	Babylon Holdings, Ltd. - Class A (a)	24,873
7,474	Butterfly Network, Inc. (a)	35,576
8,974	Cano Health, Inc. (a)	56,985
3,412	CareMax, Inc. - Class A (a)	25,488
4,688	Celularity, Inc. (a)	40,832
3,059	Cerevel Therapeutics Holdings, Inc. (a)	107,096
7,240	Clene, Inc. (a)	28,526
9,678	Clever Leaves Holdings, Inc. (a)	24,098
15,430	Clover Health Investments Corporation (a)	54,776
1,721	DermTech, Inc. (a)	25,264
4,110	DocGo, Inc. (a)	38,017
3,620	eFFECTOR Therapeutics, Inc. (a)	14,516
20,588	EQRx, Inc. (a)	85,028
3,722	Gelesis Holdings, Inc. (a)	16,861
9,974	Gemini Therapeutics, Inc. (a)	13,864
2,599	GreenLight Biosciences Holdings PBC (a)	25,028
5,110	Hims & Hers Health, Inc. (a)	27,236
3,695	Humacyte, Inc. (a)	26,087
5,199	Hyperfine, Inc. (a)	18,404
2,185	Immatics NV (a)	17,458
2,931	Immunovant, Inc. (a)	16,150
3,342	Intercure, Ltd. (a)	23,561
4,403	Jasper Therapeutics, Inc. (a)	15,631
2,360	LumiraDx, Ltd. (a)	14,160
13,374	Multiplan Corporation (a)	62,590
4,711	Nautilus Biotechnology, Inc. (a)	20,446
6,409	NRX Pharmaceuticals, Inc. (a)	15,702
7,018	Nuvation Bio, Inc. (a)	36,915
3,050	Oncology Institute, Inc. (a)	21,747
10,567	Owlet, Inc. (a)	47,023
3,848	P3 Health Partners, Inc. (a)	30,091
2,542	Pardes Biosciences, Inc. (a)	18,353
4,699	Pear Therapeutics, Inc. (a)	23,730
3,657	Point Biopharma Global, Inc. (a)	29,146
2,100	Procaps Group SA (a)	17,850
4,345	Quantum-Si, Inc. - Class A (a)	20,335
17,561	Roivant Sciences, Ltd. (a)	86,751
3,724	SAB Biotherapeutics, Inc. (a)	14,002
5,094	Science 37 Holdings, Inc. (a)	27,253
6,388	Sema4 Holdings Corporation (a)	19,611
13,895	Sharecare, Inc. (a)	34,321
30,602	SOC Telemed, Inc. (a)	91,500
6,180	SomaLogic, Inc. (a)	49,564
7,135	Surrozen, Inc. (a)	21,476
13,767	Talkspace, Inc. (a)	23,955
2,459	Tango Therapeutics, Inc. (a)	18,639
9,444	UpHealth, Inc. (a)	11,144
3,359	Vicarious Surgical, Inc. (a)	16,997
2,809	Vincerx Pharma, Inc. (a)	11,236
		1,701,933
	Industrials - 14.6%
4,611	Advent Technologies Holdings, Inc. (a)	10,698
1,379	AerSale Corporation (a)	21,678
11,478	Alight, Inc. - Class A (a)	114,206
1,425	Alta Equipment Group, Inc. (a)	17,613
6,649	Archer Aviation, Inc. - Class A (a)	31,982
6,132	Astra Space, Inc. (a)	23,670
1,961	Atlas Technical Consultants, Inc. (a)	23,611
15,094	Aurora Innovation, Inc. (a)	84,376
5,767	Berkshire Grey, Inc. (a)	16,609
7,489	Bird Global, Inc. - Class A (a)	18,348
6,672	BlackSky Technology, Inc. (a)	12,610
3,319	Blade Air Mobility, Inc. (a)	28,178
10,646	ChargePoint Holdings, Inc. (a)	211,643
3,062	Custom Truck One Source, Inc. (a)	25,690
11,076	Desktop Metal, Inc. - Class A (a)	52,500
3,624	Energy Vault Holdings, Inc. (a)	57,622
4,753	Enovix Corporation (a)	67,825
4,621	Eos Energy Enterprises, Inc. (a)	19,316
3,548	ESS Tech, Inc. (a)	19,762
4,384	Fast Radius, Inc. (a)	6,532
1,900	Fathom Digital Manufacturing Corporation (a)	11,742
4,582	FREYR Battery SA (a)	56,175
98,249	Grab Holdings, Ltd. - Class A (a)	343,872
5,853	Helbiz, Inc. (a)	18,027
9,193	Heliogen, Inc. (a)	48,355
5,082	Hillman Solutions Corporation (a)	60,374
5,948	Hyliion Holdings Corporation (a)	26,350
4,272	Hyzon Motors, Inc. (a)	27,298
3,903	Janus International Group, Inc. (a)	35,127
15,762	Joby Aviation, Inc. (a)	104,344
5,335	Li-Cycle Holdings Corporation (a)	45,081
4,268	Lightning eMotors, Inc. (a)	24,328
4,550	Lilium NV (a)	18,109
2,500	Lion Electric Company (a)	21,000
4,364	Markforged Holding Corporation (a)	17,412
6,828	Microvast Holdings, Inc. (a)	45,748
5,415	Momentus, Inc. (a)	17,274
2,918	Nuvve Holding Corporation (a)	23,023
7,548	Otonomo Technologies, Ltd. (a)	14,870
9,625	Planet Labs PBC (a)	48,895
8,530	Proterra, Inc. (a)	64,146
3,640	Redwire Corporation (a)	30,867
8,228	Rocket Lab USA, Inc. (a)	66,235
8,886	Romeo Power, Inc. (a)	13,240
3,536	Sarcos Technology and Robotics Corporation (a)	23,514
2,416	Satellogic, Inc. - Class A (a)	19,956
3,482	SES AI Corporation (a)	31,512
6,495	Shapeways Holdings, Inc. (a)	18,576
3,358	Skillsoft Corporation (a)	20,282
8,650	Spire Global, Inc. (a)	18,165
6,435	Stem, Inc. (a)	70,849
4,333	Terran Orbital Corporation (a)	29,811
8,878	Tritium DCFC, Ltd. (a)	89,135
3,430	Velo3D, Inc. (a)	31,933
10,358	Vertical Aerospace, Ltd. (a)	72,195
15,998	Vertiv Holdings Company	223,972
7,240	View, Inc. (a)	13,322
10,924	Virgin Galactic Holdings, Inc. (a)	107,929
2,481	Virgin Orbit Holdings, Inc. (a)	18,111
7,207	Wallbox NV (a)	91,889
8,860	Wheels Up Experience, Inc. (a)	27,555
9,178	Xos, Inc. (a)	27,442
		2,982,509
	Information Technology - 8.6%
4,989	Aeva Technologies, Inc. (a)	21,602
6,615	AEye, Inc. (a)	36,184
4,677	AgileThought, Inc. (a)	21,280
5,750	Airspan Networks Holdings, Inc. (a)	16,732
2,206	Arbe Robotics, Ltd. (a)	15,354
1,182	Arqit Quantum, Inc. (a)	18,416
5,412	AvePoint, Inc. (a)	28,467
3,688	BigBear.ai Holdings, Inc. (a)	30,389
3,725	BTRS Holdings, Inc. - Class 1 (a)	27,863
3,701	CCC Intelligent Solutions Holdings, Inc. (a)	40,859
3,454	Cellebrite DI, Ltd. (a)	22,106
4,960	Cepton, Inc. (a)	19,245
6,516	Cipher Mining, Inc. (a)	23,718
2,555	CompoSecure, Inc. (a)	19,392
17,908	Core Scientific, Inc. (a)	147,383
3,183	Cvent Holding Corporation (a)	22,886
3,091	Cyxtera Technologies, Inc. (a)	37,772
16,908	Dave, Inc. (a)	120,892
12,041	E2open Parent Holdings, Inc. (a)	106,081
12,313	Embark Technology, Inc. (a)	72,524
5,733	Evolv Technologies Holdings, Inc. (a)	15,192
2,080	Grid Dynamics Holdings, Inc. (a)	29,286
3,021	indie Semiconductor, Inc. - Class A (a)	23,594
5,507	Innoviz Technologies, Ltd. (a)	19,935
7,089	IonQ, Inc. (a)	90,456
6,560	IronNet, Inc. (a)	24,928
16,952	ironSource, Ltd. - Class A (a)	81,370
2,324	Kaleyra, Inc. (a)	13,898
5,212	Latch, Inc. (a)	22,255
4,250	LiveVox Holdings, Inc. (a)	12,835
9,439	Matterport, Inc. (a)	76,645
9,129	Mirion Technologies, Inc. (a)	73,671
4,136	Navitas Semiconductor Corporation (a)	42,518
2,693	NextNav, Inc. (a)	20,171
6,347	Ouster, Inc. (a)	28,562
4,397	Paya Holdings, Inc. (a)	25,766
11,186	Payoneer Global, Inc. (a)	49,890
17,910	Paysafe, Ltd. (a)	60,715
3,279	Quanergy Systems, Inc. (a)	6,033
4,048	Repay Holdings Corporation (a)	59,789
4,263	Rigetti Computing, Inc. (a)	26,857
6,764	Rockley Photonics Holdings, Ltd. (a)	27,259
3,886	SmartRent, Inc. (a)	19,663
3,388	Valens Semiconductor, Ltd. (a)	17,821
6,079	Velodyne Lidar, Inc. (a)	15,562
4,133	WM Technology, Inc. (a)	32,320
		1,766,136
	Materials - 4.0%
4,534	Algoma Steel Group, Inc.	51,007
5,914	Ardagh Metal Packaging SA (a)	48,081
4,545	Danimer Scientific, Inc. (a)	26,634
48,078	Ginkgo Bioworks Holdings, Inc. (a)	193,754
6,792	MP Materials Corporation (a)	389,453
5,531	Origin Materials, Inc. (a)	36,394
4,090	PureCycle Technologies, Inc. (a)	32,720
15,515	TMC the metals company, Inc. (a)	40,184
		818,227
	Real Estate - 1.4%
5,172	Doma Holdings, Inc. (a)	11,223
5,997	Offerpad Solutions, Inc. (a)	30,165
19,000	Opendoor Technologies, Inc. (a)	164,350
12,056	WeWork, Inc. - Class A (a)	82,222
		287,960
	Utilities - 0.3%
2,685	Altus Power, Inc. (a)	19,949
4,339	ReNew Energy Global plc - Class A (a)	35,667
		55,616
	TOTAL COMMON STOCKS (Cost $21,919,798)	12,449,759

	SPECIAL PURPOSE ACQUISITION COMPANIES - 38.6%
3,482	26 Capital Acquisition Corporation - Class A (a)	34,402
2,897	ACE Convergence Acquisition Corporation - Class A (a)	29,115
3,615	Adit EdTech Acquisition Corporation (a)	35,716
4,740	AEA-Bridges Impact Corporation - Class A (a)	46,926
6,328	AltC Acquisition Corporation - Class A (a)	61,761
5,249	Altimeter Growth Corporation 2 - Class A (a)	51,545
3,811	Altitude Acquisition Corporation - Class A (a)	37,919
7,678	Apollo Strategic Growth Capital - Class A (a)	76,396
8,704	Apollo Strategic Growth Capital II - Class A (a)	85,299
3,958	ArcLight Clean Transition Corporation II - Class A (a)	39,263
12,474	Ares Acquisition Corporation - Class A (a)	122,370
3,264	Artisan Acquisition Corporation - Class A (a)	32,216
3,580	Atlantic Coastal Acquisition Corporation - Class A (a)	34,977
3,140	Atlas Crest Investment Corporation II - Class A (a)	30,835
3,357	Aurora Acquisition Corporation - Class A (a)	33,100
8,604	Austerlitz Acquisition Corporation I - Class A (a)	84,491
17,284	Austerlitz Acquisition Corporation II - Class A (a)	169,038
7,532	Avanti Acquisition Corporation - Class A (a)	74,266
2,111	Biotech Acquisition Company - Class A (a)	20,793
7,593	Bluescape Opportunities Acquisition Corporation - Class A (a)	74,867
6,581	Bridgetown Holdings, Ltd. - Class A (a)	64,889
2,916	Bright Lights Acquisition Corporation - Class A (a)	28,781
4,384	Broadscale Acquisition Corporation - Class A (a)	43,095
4,392	Cartesian Growth Corporation - Class A (a)	43,349
10,389	CC Neuberger Principal Holdings II - Class A (a)	103,059
4,956	CC Neuberger Principal Holdings III - Class A (a)	48,866
6,286	CF Acquisition Corporation IV - Class A (a)	61,603
3,861	CF Acquisition Corporation VI - Class A (a)	45,830
2,273	CF Acquisition Corporation VIII - Class A (a)	22,889
6,351	Churchill Capital Corporation V - Class A (a)	62,430
6,966	Churchill Capital Corporation VI - Class A (a)	68,406
17,447	Churchill Capital Corporation VII - Class A (a)	170,806
10,460	Cohn Robbins Holdings Corporation - Class A (a)	103,972
9,933	Compute Health Acquisition Corporation - Class A (a)	97,145
3,521	Concord Acquisition Corporation - Class A (a)	35,034
9,360	Conx Corporation - Class A (a)	92,196
3,476	Crown PropTech Acquisitions - Class A (a)	34,343
4,019	Decarbonization Plus Acquisition Corporation IV - Class A (a)	39,949
3,672	Digital World Acquisition Corporation - Class A (a)	236,881
3,720	DPCM Capital, Inc. - Class A (a)	36,791
5,040	Dragoneer Growth Opportunities Corporation III - Class A (a)	49,190
2,737	Dynamics Special Purpose Corporation - Class A (a)	27,028
7,545	E.Merge Technology Acquisition Corporation - Class A (a)	74,695
3,635	EJF Acquisition Corporation - Class A (a)	35,841
3,702	Epiphany Technology Acquisition Corporation - Class A (a)	36,354
5,229	Equity Distribution Acquisition Corporation - Class A (a)	51,710
4,975	Executive Network Partnering Corporation - Class A (a)	49,004
7,175	Far Peak Acquisition Corporation - Class A (a)	71,320
2,531	Fast Acquisition Corporation - Class A (a)	25,512
3,148	Fintech Acquisition Corporation V - Class A (a)	31,071
2,798	First Reserve Sustainable Growth Corporation - Class A (a)	27,281
5,024	Fortress Capital Acquisition Corporation - Class A (a)	49,637
2,731	Founder SPAC - Class A (a)	27,447
10,482	FTAC Hera Acquisition Corporation - Class A (a)	102,619
5,161	Fusion Acquisition Corporation II - Class A (a)	50,526
4,344	G Squared Ascend I, Inc. - Class A (a)	42,788
7,180	GO Acquisition Corporation - Class A (a)	71,082
10,055	Gores Guggenheim, Inc. - Class A (a)	114,325
6,873	Gores Holdings VII, Inc. - Class A (a)	67,287
4,278	Gores Holdings VIII, Inc. - Class A (a)	42,566
3,264	Haymaker Acquisition Corporation III - Class A (a)	32,248
5,806	Health Assurance Acquisition Corporation - Class A (a)	57,189
3,447	Healthcare Services Acquisition Corporation - Class A (a)	33,781
4,377	Hennessy Capital Investment Corporation V - Class A (a)	42,807
5,215	HH&L Acquisition Company - Class A (a)	51,055
4,601	HIG Acquisition Corporation - Class A (a)	45,320
3,789	Highland Transcend Partners I Corporation - Class A (a)	37,246
6,567	Horizon Acquisition Corporation II - Class A (a)	65,079
6,212	Hudson Executive Investment Corporation III - Class A (a)	60,691
3,807	IG Acquisition Corporation - Class A (a)	37,537
3,951	Independence Holdings Corporation - Class A (a)	38,680
13,035	Jaws Mustang Acquisition Corporation - Class A (a)	127,873
5,156	JOFF Fintech Acquisition Corporation - Class A (a)	50,374
2,882	Kensington Capital Acquisition Corporation V - Class A (a)	28,618
4,248	Khosla Ventures Acquisition Company - Class A (a)	41,545
6,907	Khosla Ventures Acquisition Company III - Class A (a)	67,481
17,409	KKR Acquisition Holdings I Corporation - Class A (a)	171,130
5,078	Landcadia Holdings IV, Inc. - Class A (a)	49,866
7,229	Lazard Growth Acquisition Corporation I - Class A (a)	70,844
7,131	Liberty Media Acquisition Corporation - Class A (a)	70,668
2,952	Lionheart Acquisition Corporation II - Class A (a)	29,963
8,697	Longview Acquisition Corporation II - Class A (a)	84,883
4,375	Lux Health Tech Acquisition Corporation - Class A (a)	43,138
4,999	M3-Brigade Acquisition II Corporation - Class A (a)	48,840
6,335	Mason Industrial Technology, Inc. - Class A (a)	61,893
3,444	MDH Acquisition Corporation - Class A (a)	33,648
3,168	MedTech Acquisition Corporation - Class A (a)	31,046
2,825	MELI Kaszek Pioneer Corporation - Class A (a)	29,041
3,850	Mission Advancement Corporation - Class A (a)	37,692
4,019	Mudrick Capital Acquisition Corporation II - Class A (a)	40,290
3,923	North Atlantic Acquisition Corporation - Class A (a)	38,720
5,049	Northern Star Investment Corporation II - Class A (a)	49,379
3,132	Oaktree Acquisition Corporation II - Class A (a)	31,163
2,608	Omnichannel Acquisition Corporation - Class A (a)	26,002
4,115	Pathfinder Acquisition Corporation - Class A (a)	40,245
25,278	Pershing Square Tontine Holdings, Ltd. - Class A (a)	502,779
5,077	Pioneer Merger Corporation - Class A (a)	49,755
4,368	Poema Global Holdings Corporation - Class A (a)	43,112
8,734	Pontem Corporation - Class A (a)	85,681
5,186	Primavera Capital Acquisition Corporation - Class A (a)	50,978
4,381	Queen's Gambit Growth Capital - Class A (a)	41,094
7,145	RedBall Acquisition Corporation - Class A (a)	70,950
4,887	Revolution Healthcare Acquisition Corporation - Class A (a)	47,941
5,108	Ribbit LEAP, Ltd. - Class A (a)	50,416
3,175	Rosecliff Acquisition Corporation I - Class A (a)	30,988
4,321	Ross Acquisition Corporation II - Class A (a)	42,432
7,208	ScION Tech Growth I - Class A (a)	70,783
6,847	Screaming Eagle Acquisition Corporation - Class A (a)	66,621
5,224	Senior Connect Acquisition Corporation I - Class A (a)	51,247
4,350	Silver Crest Acquisition Corporation - Class A (a)	42,761
4,283	Simon Property Group Acquisition Holdings, Inc. - Class A (a)	41,888
7,298	Slam Corporation - Class A (a)	71,301
5,789	Social Capital Hedosophia Holdings Corporation IV - Class A (a)	57,832
14,458	Social Capital Hedosophia Holdings Corporation VI - Class A (a)	146,026
3,187	Social Capital Suvretta Holdings Corporation I - Class A (a)	31,519
3,255	Social Capital Suvretta Holdings Corporation II - Class A (a)	31,736
2,614	Social Capital Suvretta Holdings Corporation III - Class A (a)	25,826
3,255	Social Capital Suvretta Holdings Corporation IV - Class A (a)	31,704
2,861	Spring Valley Acquisition Corporation - Class A (a)	29,955
7,318	SVF Investment Corporation - Class A (a)	71,716
2,968	SVF Investment Corporation 2 - Class A (a)	29,116
4,122	SVF Investment Corporation 3 - Class A (a)	40,849
4,090	Tailwind Acquisition Corporation - Class A (a)	40,471
4,914	TCV Acquisition Corporation - Class A (a)	47,961
5,738	TCW Special Purpose Acquisition Corporation - Class A (a)	55,946
4,442	TPG Pace Beneficial Finance Corporation - Class A (a)	44,109
3,624	USHG Acquisition Corporation - Class A (a)	36,639
4,673	Vector Acquisition Corporation II - Class A (a)	45,562
2,914	Velocity Acquisition Corporation - Class A (a)	28,412
5,082	Virgin Group Acquisition Corporation II - Class A (a)	50,109
2,058	Viveon Health Acquisition Corporation (a)	20,786
6,373	Vy Global Growth - Class A (a)	63,093
4,372	Waldencast Acquisition Corporation - Class A (a)	43,239
5,692	Warburg Pincus Capital Corporation I-B - Class A (a)	55,895
2,633	Zanite Acquisition Corporation - Class A (a)	27,015
	TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $8,333,738)	7,885,110

	SHORT-TERM INVESTMENTS - 0.6%
109,284	First American Government Obligations Fund - Class X, 0.19% (c)	109,284
	TOTAL SHORT-TERM INVESTMENTS (Cost $109,284)	109,284

	TOTAL INVESTMENTS - 100.1% (Cost $30,362,820)	20,444,153
	Liabilities in Excess of Other Assets - (0.1)%	(11,461)
	NET ASSETS - 100.0%	$20,432,692

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(c)	Rate shown is the annualized seven-day yield as of March 31, 2022.
(d)	This security has been deemed illiquid according to the Fund's liquidity guidelines. The value of this security is $0 which represents 0.00% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$12,449,730	$-	$29	$12,449,759
Special Purpose Acquisition Companies	7,885,110	-	-	7,885,110
Short-Term Investments	109,284	-	-	109,284
Total Investments in Securities	$20,444,124	$-	$29	$20,444,153

^See Schedule of Investments for breakout of investments by sector classification.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/2021	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 3/31/2022
Common Stocks	$-	$-	$-	$-	$-	$29	$-	$29

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
	Fair Value as of 3/31/2022	Valuatio Techniques	Unobservable Input	Impact to valuation from an increase to input*
Common Stocks	$29	Market comparable companies	Discount for lack of marketability	0.01 USD

*Nexters, Inc. has been valued between $0.01 and $8.89 per share throughout the period.

For the period ended March 31, 2022, the Fund did not recognize any transfers to or from Level 3.